Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/27	$100	$127,065

California — 10.8%
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	65	83,067
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	125	157,732
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/27	45	56,790
San Mateo County Community College District GO, Series A, 0.00%, 09/01/27 (NPFGC)(a)	25	21,927
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	35	43,896
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	41,057
5.00%, 08/01/30 (Call 08/01/27)	125	157,177

		561,646

Colorado — 0.5%
State of Colorado COP, Series K, 5.00%, 03/15/27	20	25,008

Florida — 2.8%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,670
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	50	62,845
Palm Beach County School District COP, Series B, 5.00%, 08/01/27	45	56,807

		144,322

Georgia — 1.8%
State of Georgia GO, Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	94,133

Hawaii — 1.9%
City & County of Honolulu HI GO, Series D, 5.00%, 09/01/31 (Call 09/01/27)	30	37,258
State of Hawaii GO, Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	62,212

		99,470

Illinois — 4.5%
Chicago O’Hare International Airport RB, Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	117,545
State of Illinois GO, 5.00%, 06/01/27 (Call 06/01/26)	100	112,902

		230,447

Kansas — 2.2%
State of Kansas Department of Transportation RB, 5.00%, 09/01/27 (Call 09/01/25)	95	115,054

Louisiana — 1.9%
State of Louisiana GO
Series B, 5.00%, 08/01/27 (Call 08/01/26)	55	67,638
Series B, 5.00%, 10/01/27	25	31,646

		99,284

Massachusetts — 3.0%
Commonwealth of Massachusetts GOL, Series E, 5.00%, 11/01/27	100	127,334
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	25,867

		153,201

Minnesota — 2.4%
State of Minnesota GO, Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	124,904

Nevada — 1.4%
County of Clark NV GOL, 5.00%, 06/01/27	15	18,861

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/27	$20	$25,189
5.00%, 07/01/30 (Call 07/01/27)	25	30,947

		74,997

New Jersey — 3.5%
New Jersey Economic Development Authority RB, Series A, 4.00%, 11/01/27 (SAP)	50	55,641
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	126,994

		182,635

New York — 9.5%
City of New York NY GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	105	132,527
Metropolitan Transportation Authority RB, Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	30,841
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	95	119,721
New York City Water & Sewer System RB, Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	25	31,035
New York State Dormitory Authority RB
Series A, 5.00%, 03/15/27	100	126,050
Series A, 5.00%, 02/15/29 (Call 02/15/27)	40	49,770

		489,944

Ohio — 9.2%
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	100	125,550
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	135,477
State of Ohio GO
5.00%, 09/01/27	45	57,101
Series T, 5.00%, 05/01/30 (Call 05/01/27)	100	124,348
State of Ohio RB, Series B, 5.00%, 10/01/27	25	31,603

		474,079

Oregon — 2.4%
State of Oregon GO, Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	126,216

Pennsylvania — 3.6%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	25	30,972
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	127,312
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	25	30,713

		188,997

Rhode Island — 1.9%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	55	66,893
State of Rhode Island GO, Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,207

		98,100

South Carolina — 0.3%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	15	17,494

Tennessee — 1.5%
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/27 (NPFGC)	60	76,668

Texas — 11.2%
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	40	50,725

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX GOL, 5.00%, 08/01/27	$15	$18,974
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	36,655
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	69,155
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	30	36,080
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	37,798
Permanent University Fund — Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	24,028
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	50	61,504
State of Texas GO, Series A, 5.00%, 10/01/30 (Call 10/01/27)	80	100,060
University of North Texas System RB, Series A, 5.00%, 04/15/27	40	50,034
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	75	94,949

		579,962

Utah — 3.1%
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	125	158,028

Virginia — 1.9%
Virginia Commonwealth Transportation Board RB, Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	75,592
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	23,929

		99,521

Washington — 9.1%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	20	24,901
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	75	92,005
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	24,670
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	100	125,694
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	78,768

Security	Par/ Shares (000)	Value

Washington (continued)
State of Washington GO, Series A, 5.00%, 08/01/31 (Call 08/01/27)	$100	$123,661

		469,699

West Virginia — 0.5%
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	20	23,915

Wisconsin — 4.7%
State of Wisconsin GO
5.00%, 11/01/31 (Call 05/01/27)	100	123,680
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	25	29,033
Wisconsin Department of Transportation RB, Series 2, 5.00%, 07/01/31 (Call 07/01/27)	75	92,866

		245,579

Total Municipal Debt Obligations — 98.1% (Cost: $4,920,224)		5,080,368

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 1.27%(b)(c)	35	35,185

Total Short-Term Investments — 0.7% (Cost: $35,182)		35,185

Total Investments in Securities — 98.8% (Cost: $4,955,406)		5,115,553

Other Assets, Less Liabilities — 1.2%		61,269

Net Assets — 100.0%		$5,176,822

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/09/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	—		35	35	$35,185	$338	$(3)	$4

(a)	The Fund commenced operations on April 09, 2019.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2027 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$5,080,368	$—	$5,080,368
Money Market Funds	35,185	—	—	35,185

	$35,185	$5,080,368	$—	$5,115,553

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

3